Business Combinations - Summarizes the fair value of assets acquired and liabilities (Detail) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jun. 15, 2021	Sep. 07, 2018	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 43,865
Accounts receivables, net	1,126
Prepaid expenses	252
Other current assets	1
Property and equipment, net	5,187
Intangible assets, net	83,800
Goodwill	102,482		$ 324,843	$ 200,624	$ 202,247
Other assets	167
Total assets acquired	236,880
Accounts payable	273
Accrued expenses	13,961
Deferred revenue	6,670
Other current liabilities	454
Deferred tax liability	16,135
Total liabilities assumed	37,493
Consideration transferred	$ 199,387		$ 199,387
MAVEN TOPCO LIMITED [Member]
Cash and cash equivalents		$ 3,407
Accounts receivables, net		12,610
Contract assets		2,925
Prepaid expenses		1,917
Other current assets		427
Property and equipment, net		3,034
Intangible assets, net		129,772
Goodwill		185,030		200,624		$ 192,980	$ 182,994
Deferred tax asset		116
Other assets		1,480
Total assets acquired		340,718
Accounts payable		5,643
Accrued expenses		9,672
Deferred revenue		7,669
Other current liabilities		1,625
Long-term debt		202
Deferred tax liability		12,671
Total liabilities assumed		37,482
Consideration transferred		$ 303,236		$ 303,236